Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 119.8	$ (68.4)	$ 16.5
Other comprehensive income (loss), net of tax:
Foreign currency translation	107.1	36.3	(212.6)
Pension and other postretirement benefits adjustment	(2.4)	(1.8)	(7.3)
Derivative financial instruments	6.7	0.0	3.7
Total other comprehensive income (loss), net of tax	111.4	34.5	(216.2)
Comprehensive income (loss)	$ 231.2	$ (33.9)	$ (199.7)